Note 7 - Income Taxes	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
7
– INCOME TAXES

Our NOL will begin to expire in
2027
for federal and state purposes and could be limited for use under IRC Section
382.
We have recorded a valuation allowance against the entire net deferred tax asset balance due because we believe there exists a substantial doubt that we will be able to realize the benefits due to our lack of a history of earnings and due to possible limitations under IRC Section
382.

We file income tax returns in the U.S. and in the state of California with varying statutes of limitations. Our policy is to recognize interest expense and penalties related to income tax matters as a component of our provision for income taxes. There were no
accrued interest and penalties associated with uncertain tax positions as of
June 30, 2013.
All operations are in California and the Company believes it has no
tax positions which could more-likely-than
not
be challenged by tax authorities. We have
no
unrecognized tax benefits and thus
no
interest or penalties included in the financial statements.

Net deferred tax assets consist of the following components as of:

	December 31,	December 31,
	2016	2015
Deferred tax assets:
NOL carryover	$274,526	$145,914
Valuation allowance	(274,526)	(145,914)
Net deferred tax asset	$-	$-

The income tax provision is summarized as follows:

	December 31,	December 31,
	2016	2015
Income tax benefit at statutory rate (35%)	$(96,084)	$(51,070)
Valuation allowance	96,084	51,070
	$-	$-

At
December 31, 2016,
the Company had net operating loss carry forwards of approximately
$274
thousand that
may
be offset against future taxable income through
2027.
No
tax benefit has been reported in the
December 31, 2016
and
2015
consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

We believe that our income tax filing positions and deductions will be sustained on audit and do not
anticipate any adjustments that will result in a material change to our financial position
. Therefore,
no
reserves for uncertain income tax position have been recorded pursuant to ASC
740.
.